Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	WSP Holdings LTD
Entity Central Index Key	0001418225
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	204,375,226
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY